CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 963.1	$ 788.7	$ 517.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	487.3	497.6	512.1
Deferred income taxes	16.3	(113.8)	(30.8)
Provision for loan loss	1,016.0	1,140.1	940.5
Non-cash stock compensation	80.8	75.1	76.5
Amortization of deferred financing costs	47.3	44.0	34.7
Change in breakage rate estimate			284.5
Change in other operating assets and liabilities
Change in deferred revenue	(17.5)	(27.0)	(222.7)
Change in accounts receivable	(93.0)	(10.3)	(95.6)
Change in accounts payable and accrued expenses	(93.7)	167.4	(9.6)
Change in other assets	(29.8)	(20.9)	(158.2)
Change in other liabilities	49.8	(24.9)	138.5
Originations of credit card and loan receivables held for sale	(4,799.0)	(8,709.4)	(7,366.3)
Sales of credit card and loan receivables held for sale	4,928.8	8,651.9	7,362.8
Other	198.5	140.6	143.2
Net cash provided by operating activities	2,754.9	2,599.1	2,127.2
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in redemption settlement assets	(42.2)	(231.3)	(74.9)
Change in credit card and loan receivables	(2,749.6)	(3,600.2)	(3,505.4)
Purchase of credit card portfolios			(1,008.1)
Proceeds from sale of credit card and loan portfolios	1,153.5	797.7	486.0
Payments for acquired businesses, net of cash		(945.6)
Capital expenditures	(199.8)	(225.4)	(207.0)
Purchases of other investments	(89.5)	(101.4)	(18.4)
Maturities/sales of other investments	47.4	42.5	39.2
Other	8.2	(4.4)	(2.9)
Net cash used in investing activities	(1,872.0)	(4,268.1)	(4,291.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under debt agreements	4,575.3	7,696.7	3,823.7
Repayments of borrowings	(4,893.0)	(7,341.4)	(3,222.8)
Non-recourse borrowings of consolidated securitization entities	3,714.6	5,172.5	4,404.4
Repayments/maturities of non-recourse borrowings of consolidated securitization entities	(4,871.0)	(3,320.3)	(3,930.0)
Net increase in deposits	864.1	2,543.2	2,789.9
Acquisition of non-controlling interest			(360.7)
Payment of deferred financing costs	(25.8)	(65.7)	(33.9)
Proceeds from issuance of common stock	17.6	18.4	18.4
Dividends paid	(125.2)	(115.5)	(30.0)
Purchase of treasury shares	(443.2)	(553.7)	(798.8)
Other	(31.3)	(29.3)	(22.8)
Net cash (used in) provided by financing activities	(1,217.9)	4,004.9	2,637.4
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12.0)	10.3	14.0
Change in cash, cash equivalents and restricted cash	(347.0)	2,346.2	487.1
Cash, cash equivalents and restricted cash at beginning of period	4,314.7	1,968.5	1,481.4
Cash, cash equivalents and restricted cash at end of period	3,967.7	4,314.7	1,968.5
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	719.8	551.4	405.1
Income taxes paid, net	$ 234.0	$ 344.1	$ 466.6